Document and Entity Information	Sep. 02, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 02, 2022
Entity File Number	001-38273
Entity Registrant Name	ACM Research, Inc.
Entity Central Index Key	0001680062
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	42307 Osgood Road
Entity Address, City or Town	Fremont
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	94539
City Area Code	510
Local Phone Number	445-3700
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	ACMR
Security Exchange Name	NASDAQ